General and Administration Costs (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2020
General And Administration Costs
Schedule of General and Administration Costs
	Three month period ended		Six month period ended
	January 31,		January 31,
	2021	2020	2021	2020

Consulting (Note 9)	$28,632	$23,660	$83,297	$110,850
Conferences	-	23,562	-	24,372
Insurance	9,354	4,000	9,551	8,000
Amortization	4,686	4,685	9,372	9,371
Professional fees (Note 9)	(83,890)	495,793	58,830	806,143
Regulatory, filing and transfer agent fees	4,946	20,985	10,547	28,106
Rent	6,715	3,983	11,671	7,957
Shareholder communications	11,381	28,611	26,668	100,381
Travel	-	4,062	8,058	6,010
Wages and salaries (Note 9)	46,375	28,048	92,357	63,395
Other	1,967	25,222	3,978	55,537
	$30,166	$662,611	$314,329	$1,220,122

	Year ended July 31,
	2020	2019	2018

Consulting (Note 10)	$193,720	$342,940	$515,960
Insurance	19,012	16,000	20,867
Amortization	18,741	18,743	16,894
Professional fees (Note 10)	1,054,130	289,720	244,131
Regulatory, filing and transfer agent fees	49,117	52,879	85,496
Rent	25,827	15,576	15,081
Shareholder communications	132,694	338,241	289,208
Travel	2,607	48,103	46,251
Wages and salaries (Note 10)	249,080	68,367	110,456
Other	112,537	53,902	43,369
	$1,857,465	$1,244,471	$1,387,713